Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following brief description of the Central Pacific Bank 401(k) Retirement Savings Plan (the "Plan") provides only general information. Participants should refer to the plan documents for a more complete description of the Plan's provisions.
(a)General
The Plan is a defined contribution retirement savings plan covering eligible employees of Central Pacific Bank and its subsidiaries (the "Bank"), a wholly owned subsidiary of Central Pacific Financial Corp. (the "Company"), and certain other affiliated companies.
The Plan provides for three categories of participation: Elective Deferral Participants, 401(k) Participants, and Full Participants. Employees may begin making elective deferrals on the first day of the calendar month following the completion of one hour of service and are classified as Elective Deferral Participants. Employees become 401(k) Participants after six months of service and are eligible to receive base matching contributions. Employees become Full Participants after completing one year of service and are eligible to share in discretionary profit sharing contributions, and Employee Stock Ownership Plan ("ESOP") contributions, if any.
The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended.
(b)Participant Contributions
Participant contributions to the Plan are based on an elected percentage of 1% to 100% of eligible compensation, subject to the Internal Revenue Service ("IRS") annual limit of $23,500 in 2025. Participants who attain age 50 before the end of the plan year are eligible to make additional catch-up contributions up to the IRS limit of $7,500 in 2025.
The Plan includes an automatic contribution arrangement ("auto-enrollment"), under which newly eligible Plan participants are automatically enrolled at a 4% pre-tax contribution rate and invested in a default age-appropriate Target Retirement Fund, unless they affirmatively elect otherwise. The 4% contribution rate is designed to enable participants to receive the maximum Company matching contribution. Participants may change their contribution rate and investment elections at any time.
The Plan also provides an auto-escalation feature ("auto-increase"), under which eligible participants' pre-tax contribution rates are increased by 1% annually, up to a maximum of 15%, unless the participant has elected to opt out. Participants subject to the auto-increase generally include those who: (1) contribute less than 15%, (2) have not opted out of auto-increase or auto-enrollment, and (3) have participated in the Plan for more than three months. Certain participants are excluded from the program, including those contributing solely on a Roth basis or those whose accounts are managed by an investment advisor. Participants may opt out of the auto-increase feature at anytime.

(c)Employer Contributions - 401(k)
The Bank makes matching contributions to the Plan equal to 100% of eligible participants' elective deferrals, up to 4% of eligible compensation (the "Base Matching Contribution").
The Bank may also make additional discretionary matching contributions ("Excess Matching Contributions"). No Excess Matching Contributions were made in 2025.
There were no employer contributions receivable related to Base or Excess Matching Contributions as of December 31, 2025 and 2024.
(d) Employer Contributions - Profit Sharing
Profit sharing contributions are made at the discretion of the Bank's board of directors and are subject to the maximum deductible limit for federal income tax purposes, not to exceed 25% of eligible participants'
compensation for the plan year. Participants must be employed on the last day of the plan year to be eligible. No profit sharing contributions were made in 2025.
(e)Employer Contributions - Employee Stock Ownership Plan
The Bank may also make discretionary ESOP contributions in the form of Company stock, subject to the same federal tax deduction limitations described above. No ESOP contributions were made in 2025.
(f)Rollover Contributions
Participants may roll over eligible distributions from other qualified plans into this Plan, in accordance with the provisions of the Plan and the Internal Revenue Code (the "Code").
(g)Participants' Accounts and Forfeitures
Each participant's account is credited with the participant's contribution, employer matching contributions, and any discretionary contributions, and is adjusted for allocations of net investment earnings or losses and plan administrative expenses. Net investment earnings or losses are allocated daily based on participants' prior-day account balances.
Forfeitures of non-vested employer contributions may be: (1) reallocated to participants or (2) used to pay Plan expenses. The Bank uses forfeitures to offset Plan expenses, as permitted by the Plan document.
There were $42,261 and $34,017 of forfeited non-vested contributions to be used to offset plan expenses at December 31, 2025 and 2024, respectively. No plan expenses were paid by using forfeitures in 2025.
(h)Vesting
Participant contributions and related earnings, as well as Base Matching Contributions, are immediately vested. Excess Matching Contributions and discretionary profit-sharing and ESOP contributions vest based on years of service at a rate of 20% per year.
(i)Notes Receivable from Participants
Participants may have up to two loans outstanding and may borrow up to 50% of their vested account balance, subject to a maximum of $50,000. Loans generally must be repaid within 5 years (or up to 15 years for the purchase of a primary residence), bear interest at prevailing rates, and are secured by the participant's account balance.
At December 31, 2025 and 2024, participant loans bore interest at rates ranging from 2.00% to 3.625%.
(j)Payment of Benefits
Upon death, disability, retirement, or termination of employment with the Bank, a participant may elect to receive distributions in a lump-sum, periodic installments, a direct rollover to another qualified plan or individual retirement account, or a combination of thereof.
If a participant's vested account balance is $7,000 or less, the balance may be distributed in a lump sum without participant consent as soon as administratively practicable following termination of employment.
The Plan permits hardship withdrawals in accordance with applicable regulations, including for expenses related to federally declared disasters and burial or funeral expenses for a deceased parent. Hardship withdrawals may be taken from a participant's contributions, including related earnings, subject to plan provisions.

(k)Administration
The Plan is administered by an administrative committee composed of designated employees of the Bank. The committee is responsible for, among other duties, selecting the Plan's investment options.
Vanguard Fiduciary Trust Company (the "Trustee") serves as the trustee and is responsible for the custody, investment, and administrations of Plan assets.
Administrative expenses are paid by the Bank to the extent not paid by the Plan. The Bank paid $67,709 of administrative expenses on behalf of the Plan in 2025.
(l)SECURE Act 2.0
The SECURE 2.0 Act of 2022 (“SECURE 2.0”) introduced numerous significant changes affecting retirement plans, including modifications to minimum distribution rules and related provisions. Certain provisions became effective beginning in 2023, with additional provisions effective in later years.
The Bank has complied with the provisions of SECURE 2.0 effective between 2023 and 2025 and is evaluating the impact of SECURE 2.0 on the Plan and its participants and will implement changes as required.